                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
              PROSPECTUSES DATED MAY 1, 2000 AND NOVEMBER 9, 2006
                                (COVA SERIES A)

This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the Cova Series A Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Charge*..... 0.85%
                                                         ----
                 Total Separate Account Annual Expenses. 0.85%

  * We are waiving an amount of the Mortality and Expense Risk Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                          Minimum Maximum
                                                          ------- -------
       Total Annual Investment Portfolio Operating
       Expenses (expenses that are deducted from
       investment portfolio assets, including management
       fees, distribution and/or service (12b-1) fees,
       and other expenses)                                 0.35%   1.02%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                                        Distribution            Acquired   Total    Contractual   Net Total
                                                           and/or                 Fund    Annual     Fee Waiver    Annual
                                            Management Service (12b-1)  Other   Fees and Operating and/or Expense Operating
                                               Fee          Fees       Expenses Expenses Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
Lazard Mid Cap Portfolio -- Class A            0.69%          --         0.06%     --      0.75%          --        0.75%
Lord Abbett Bond Debenture Portfolio --
 Class A                                       0.50%          --         0.04%     --      0.54%          --        0.54%
Lord Abbett Mid Cap Value Portfolio --
 Class A                                       0.67%          --         0.06%     --      0.73%        0.02%       0.71%
MFS(R) Research International Portfolio --
 Class B                                       0.68%        0.25%        0.09%     --      1.02%        0.06%       0.96%
Morgan Stanley Mid Cap Growth Portfolio --
 Class A                                       0.65%          --         0.07%     --      0.72%        0.01%       0.71%
PIMCO Total Return Portfolio -- Class A        0.48%          --         0.03%     --      0.51%          --        0.51%
Pioneer Fund Portfolio -- Class A              0.64%          --         0.05%     --      0.69%        0.01%       0.68%
T. Rowe Price Large Cap Value Portfolio --
 Class A                                       0.57%          --         0.02%     --      0.59%          --        0.59%
Van Kampen Comstock Portfolio -- Class B       0.58%        0.25%        0.03%     --      0.86%        0.01%       0.85%

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

                                                         Distribution            Acquired   Total    Contractual   Net Total
                                                            and/or                 Fund    Annual     Fee Waiver    Annual
                                             Management Service (12b-1)  Other   Fees and Operating and/or Expense Operating
                                                Fee          Fees       Expenses Expenses Expenses  Reimbursement  Expenses
----------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio -- Class B      0.34%        0.25%        0.03%      --     0.62%        0.01%       0.61%
BlackRock Money Market Portfolio -- Class A     0.33%          --         0.02%      --     0.35%        0.01%       0.34%
Davis Venture Value Portfolio -- Class E        0.70%        0.15%        0.03%      --     0.88%        0.05%       0.83%
Jennison Growth Portfolio -- Class B            0.62%        0.25%        0.02%      --     0.89%        0.07%       0.82%
MFS(R) Total Return Portfolio -- Class B        0.54%        0.25%        0.05%      --     0.84%          --        0.84%
MFS(R) Value Portfolio -- Class B               0.70%        0.25%        0.03%      --     0.98%        0.13%       0.85%
Oppenheimer Global Equity Portfolio --
 Class B                                        0.52%        0.25%        0.10%      --     0.87%          --        0.87%
T. Rowe Price Small Cap Growth Portfolio --
 Class A                                        0.49%          --         0.06%      --     0.55%          --        0.55%
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Equity Income Fund                    0.48%        0.25%        0.16%    0.05%    0.94%          --        0.94%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The investment portfolios provided the information on their expenses, and we have not independently verified the information.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio


 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio (Class B)
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND (CLASS B (OR CLASS A OR CLASS E AS NOTED))

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio (Class A)
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Oppenheimer Global Equity Portfolio
 T. Rowe Price Small Cap Growth Portfolio (Class A)

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

MARKET TIMING

The following paragraphs in this section have been modified:

The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the

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right to enforce these policies and procedures. For example, the investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the investment portfolio generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The following paragraph is added to this section:

If you make an additional purchase payment while the Dollar Cost Averaging Program is in effect, we will not allocate the additional payment to the Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the Dollar Cost Averaging Program. Any purchase payments received after the Program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."): Invesco V.I. International Growth Fund (Series I) (closed May 1, 2002); Franklin Templeton Variable Insurance Products Trust: Templeton Foreign

Securities Fund (Class I) (closed May 1, 2003); Metropolitan Series Fund: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed May 1, 2003); Met Investors Series Trust: MFS(R) Research International Portfolio (Class A) (closed May 1, 2003); Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B) (formerly Artio International Stock Portfolio
(Class B)) (closed December 19, 2003); Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004); Metropolitan Series
Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A) (added and closed effective May 4, 2009); and Met Investors Series Trust: Met/Templeton Growth Portfolio (Class A) (added and closed May 2, 2011) and Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of the Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 1) (closed May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class A) (closed May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 1) (closed May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 1) (closed May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Premier Equity Fund (Series I) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class
A) merged into the Lazard Mid-Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B shares of the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust, which had been closed to new investment, were transferred to the Class A Shares of those investment portfolios.

Effective as of May 3, 2010, Putnam VT Growth and Income Fund (Class 1B) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord

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Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) (closed effective May 1, 2002) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST

LAZARD MID CAP PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METROPOLITAN SERIES FUND

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

PUTNAM VARIABLE TRUST (CLASS IB)

PUTNAM VT EQUITY INCOME FUND

INVESTMENT ADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: Seeks capital growth and current income.